Operating segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments
Revenue	₽ 7,205	₽ 4,214	[1]	₽ 2,064	[1]
Cost of revenues	(4,355)	(2,690)	[1]	(1,076)	[1]
Profit/(loss) before tax	2,647	(1,192)	[1]	8,230	[1]
Net profit/(loss) from continuing operations	2,387	(1,736)	[1]	7,740	[1]
Net profit/(loss)	3,076	13,755	[1]	17,536	[1]
Discontinued operations
Disclosure of operating segments
Revenue	64,115	47,288		39,071
Cost of revenues	(31,113)	(14,675)		(16,946)
Profit/(loss) before tax	16,669
Profit (loss) before tax from discontinued operations	2,298	19,376		12,386
Net profit/(loss)	689	15,491		9,796
Continuing and discontinued operations
Disclosure of operating segments
Segments net revenue	35,852	34,137		23,113
PS | Continuing and discontinued operations
Disclosure of operating segments
Segments net revenue	27,653	30,103		21,100
DM | Continuing and discontinued operations
Disclosure of operating segments
Segments net revenue	4,283	815		611
CO | Continuing and discontinued operations
Disclosure of operating segments
Segments net revenue	3,916	3,219		1,402
Operating segments | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	18,693	18,509		12,712
Net profit/(loss)	15,267	13,996		9,594
Operating segments | PS | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	14,962	20,036		13,832
Net profit/(loss)	11,944	15,799		10,971
Operating segments | DM | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	1,173	116		(23)
Net profit/(loss)	1,017	128		(47)
Operating segments | CO | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	2,558	(1,643)		(1,097)
Net profit/(loss)	2,306	(1,931)		(1,330)
Material reconciling items, gain on disposal of an associate | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax				8,177
Net profit/(loss)				8,177
Material reconciling items, fair value adjustments and their amortization | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	253	(219)		(241)
Net profit/(loss)	253	(219)		(241)
Material reconciling items, gain on disposal of subsidiary | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	407
Net profit/(loss)	407
Material reconciling items, impairment of non-current assets | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax	(14,408)	(47)		(24)
Net profit/(loss)	(14,408)	(47)		(24)
Material reconciling items, share-based payments | Continuing and discontinued operations
Disclosure of operating segments
Profit/(loss) before tax		(59)		(8)
Net profit/(loss)		(59)		(8)
Material reconciling items, effect from taxation | Continuing and discontinued operations
Disclosure of operating segments
Net profit/(loss)	₽ 1,557	₽ 84		₽ 38

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)